GOODWILL AND INTANGIBLE ASSETS, NET - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets [Line Items]
Recognized impairment loss	$ 0	$ 0	$ 0